Debt and Allocated Portion of Dean Foods' Debt - Summary of Outstanding Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Oct. 05, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt	$ 744,050		$ 780,550			$ 456,171
Less current portion	(15,000)		(15,000)
Total long-term debt	729,050		765,550			456,171
Interest Rate					2.733%
Dean Foods' Investment [Member]
Debt Instrument [Line Items]
Long-term debt						440,255
WhiteWave Foods [Member]
Debt Instrument [Line Items]
Long-term debt			780,550			15,916
Senior Secured Credit Facility [Member] | Dean Foods' Investment [Member]
Debt Instrument [Line Items]
Senior secured credit facilities						440,255
Weighted average interest rate						3.00%
Interest Rate
Senior Secured Credit Facility [Member] | WhiteWave Foods [Member]
Debt Instrument [Line Items]
Senior secured credit facilities			780,550
Weighted average interest rate	2.04%	[1]	2.20%	[1]
Interest Rate
Receivables-Backed Facility [Member] | WhiteWave Foods [Member]
Debt Instrument [Line Items]
Receivables-backed facility						$ 15,916
Weighted average interest rate						1.31%
Interest Rate

[1]	Represents a weighted average rate, including applicable interest rate margins, for the senior secured revolving credit facility, Term Loan A-1, and Term Loan A-2.